Restricted financial assets (Detail) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial assets pledged as collateral
Trading portfolio assets		SFr 46,219	SFr 36,549
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363	30,260
Loans	[1]	17,631	19,887
Financial assets designated at fair value		170	776
of which: assets pledged as collateral which may be sold or repledged by counterparties		170	636
Total financial assets pledged as collateral	[2]	64,020	57,213
Other restricted financial assets
Due from banks		3,280	2,625
Reverse repurchase agreements		0	658
Trading portfolio assets		12,273	12,129
Cash collateral receivables on derivative instruments		3,822	4,329
Loans		1,256	958
Financial assets designated at fair value		2,602	328
Financial assets available for sale		246	247
Other		95	5,195
Total other restricted financial assets		23,573	26,470
Total financial assets pledged and other restricted financial assets		87,593	83,683
Pledged mortgage loans that could be withdrawn or used		2,100	1,900
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		2,500	4,700
UBS AG
Financial assets pledged as collateral
Trading portfolio assets		46,257	36,549
of which: assets pledged as collateral which may be sold or repledged by counterparties		35,363	30,260
Loans	[1]	17,631	19,887
Financial assets designated at fair value		170	776
of which: assets pledged as collateral which may be sold or repledged by counterparties		170	636
Total financial assets pledged as collateral	[2]	64,059	57,213
Other restricted financial assets
Due from banks		3,280	2,625
Reverse repurchase agreements		0	658
Trading portfolio assets		12,273	12,129
Cash collateral receivables on derivative instruments		3,822	4,329
Loans		1,256	958
Financial assets designated at fair value		2,225	0
Financial assets available for sale		246	247
Other		95	5,195
Total other restricted financial assets		23,196	26,141
Total financial assets pledged and other restricted financial assets		87,255	83,354
Pledged mortgage loans that could be withdrawn or used		2,100	1,900
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes		SFr 2,500	SFr 4,700

[1]
All related to mortgage loans that serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately CHF 2.1 billion for 31 December 2017 (31 December 2016: approximately CHF 1.9 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements.

[2]
Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2017: CHF 2.5 billion; 31 December 2016: CHF 4.7 billion).